Segment reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting	Segment reporting:
Following the APR Asset Sale that closed on December 31, 2024, as described in note 1, Atlas has one reportable segment, vessel leasing. The Company’s vessel leasing segment owns and operates a fleet of vessels which are chartered primarily pursuant to long-term, fixed-rate charters. As a result of the APR Asset Sale, the Company excluded the mobile power generation segment (which owned and operated a fleet of power generation assets) for accounting purposes on December 31, 2024 and for the comparative periods. Refer to note 23 for disclosure on discontinued operations.
The Company’s chief executive officer is the chief operating decision maker (“CODM”). The CODM monitors the operating results of the leasing businesses separately for the purpose of making decisions about resource allocation and performance assessment based on adjusted EBITDA, which is computed as net earnings before interest expense, income tax expense, depreciation and amortization expense, impairments, write-down and gains/losses on sale, gains/losses on derivative instruments, loss on debt extinguishment, other expenses and certain other items that the Company believes are not representative of its operating performance.
The following table includes the Company’s selected financial information by segment:

Year ended December 31, 2024	Vessel Leasing	Elimination and Other	Total
Revenue	$2,300.1	$—	$2,300.1
Operating expense	421.6	—	421.6
Depreciation and amortization expense	508.0	—	508.0
General and administrative expense	72.3	(0.1)	72.2
Operating lease expense	56.4	—	56.4
Gain on sale	(2.6)	—	(2.6)
Interest income	(16.6)	(2.3)	(18.9)
Interest expense	632.4	3.7	636.1
Income tax expense	1.4	—	1.4

Year ended December 31, 2023	Vessel Leasing	Elimination and Other	Total
Revenue	$1,702.8	$—	$1,702.8
Operating expense	347.3	—	347.3
Depreciation and amortization expense	375.1	—	375.1
General and administrative expense	85.4	(0.1)	85.3
Operating lease expense	116.7	—	116.7
Gain on sale	(3.7)	—	(3.7)
Interest income	(9.5)	(1.6)	(11.1)
Interest expense	364.6	4.0	368.6
Income tax expense	2.0	—	2.0
3.    Segment reporting (continued):

	Year ended December 31, 2024	Year ended December 31, 2023
Vessel leasing adjusted EBITDA	$1,749.2	$1,153.5
Total segment adjusted EBITDA	1,749.2	1,153.5
Eliminations and other	(3.8)	(3.9)
Depreciation and amortization expense	508.0	375.1
Interest income	(18.9)	(11.1)
Interest expense	636.1	368.6
Gain on derivative instruments	(44.6)	(16.7)
Loss on debt extinguishment	3.5	8.9
Other expenses	7.4	19.8
Gain on sale	(2.6)	(3.7)
Consolidated net earnings from continuing operations before taxes	$664.1	$416.5

Total Assets	December 31, 2024	December 31, 2023
Vessel Leasing	$16,582.1	$13,105.8
Elimination and Other	494.2	71.1
Discontinued operations	81.9	536.1
	$17,158.2	$13,713.0

Capital expenditures by segment	Year ended December 31, 2024	Year ended December 31, 2023
Vessel leasing	$3,345.0	$2,997.0